Loans - Recorded Investment in Past Due and Non-accruing Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	$ 1,247	$ 1,906	$ 1,502
90 Days or More Past Due and Still Accruing	178	11	14
Nonaccruals	4,858	6,433	1,954
Total Past Due and Nonaccruals	6,283	8,350	3,470
Current	361,906	338,872	294,584
Total Gross Loans	368,189	347,222	298,054
Construction, Land and Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	62	93	64
90 Days or More Past Due and Still Accruing	67
Nonaccruals	627	672	669
Total Past Due and Nonaccruals	756	765	733
Current	40,774	41,364	42,315
Total Gross Loans	41,530	42,129	43,048
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,051	1,030	1,128
Total Gross Loans	1,051	1,030	1,128
Commercial Mortgages (Non-Owner Occupied)
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due		264
Total Past Due and Nonaccruals		264
Current	29,131	28,822	20,534
Total Gross Loans	29,131	29,086	20,534
Commercial Mortgages (Owner Occupied)
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	294	133
90 Days or More Past Due and Still Accruing	100
Nonaccruals	1,650	2,350	566
Total Past Due and Nonaccruals	2,044	2,483	566
Current	43,460	41,473	32,760
Total Gross Loans	45,504	43,956	33,326
Residential First Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	860	1,304	1,270
Nonaccruals	2,276	2,841	359
Total Past Due and Nonaccruals	3,136	4,145	1,629
Current	182,237	160,260	133,638
Total Gross Loans	185,373	164,405	135,267
Residential Revolving and Junior Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	12	70	6
Nonaccruals	213	277	31
Total Past Due and Nonaccruals	225	347	37
Current	25,164	26,150	25,363
Total Gross Loans	25,389	26,497	25,400
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	19	10	96
90 Days or More Past Due and Still Accruing	11
Nonaccruals	92	285	228
Total Past Due and Nonaccruals	122	295	324
Current	36,474	34,809	33,678
Total Gross Loans	36,596	35,104	34,002
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due		32	66
90 Days or More Past Due and Still Accruing		11	14
Nonaccruals		8	101
Total Past Due and Nonaccruals		51	181
Current	3,615	4,964	5,168
Total Gross Loans	$ 3,615	$ 5,015	$ 5,349